Fair value and other reserves (Tables)	12 Months Ended
Dec. 31, 2017
Fair value and other reserves.
Schedule of fair value and other reserves

	Translation	Pension	Hedging	Available-for-sale
EURm	differences	remeasurements	reserve	investments
As of January 1, 2015	1 099	(264)	2	284
Foreign exchange translation differences	672	–	–	–
Net investment hedging losses	(207)	–	–	–
Remeasurements of defined benefit plans	–	84	–	–
Net fair value (losses)/gains	–	–	(53)	225
Transfer to income statement	(1 268)	–	49	(131)
Disposal of businesses	–	8	–	–
Movement attributable to non-controlling interests	(4)	–	–	–
As of December 31, 2015	292	(172)	(2)	378
Foreign exchange translation differences	265	–	–	–
Net investment hedging losses	(83)	–	–	–
Remeasurements of defined benefit plans	–	343	–	–
Net fair value losses	–	–	(13)	(10)
Transfer to income statement	(14)	–	25	(63)
Acquisition on non-controlling interest	(15)	(2)	–	–
Movement attributable to non-controlling interests	38	4	–	–
As of December 31, 2016	483	173	10	305
Foreign exchange translation differences	(1 830)	–	–	–
Net investment hedging gains	352	–	–	–
Remeasurements of defined benefit plans	–	662	–	–
Net fair value gains	–	–	103	18
Transfer to income statement	12	–	(75)	(104)
Other increase/(decrease)	1	3	(1)	–
Movement attributable to non-controlling interests	50	–	–	–
As of December 31, 2017	(932)	838	37	219